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March 10, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
    ML of New York Prime Plan I-IV, Directed - 33-38097
    ML of New York Prime Plan V - 33-37944
    ML of New York Prime Plan VI - 33-37947
    ML of New York Prime Plan 7 - 33-37948
    ML of New York Prime Plan Investor - 33-37945
    ML of New York Directed Life 2 - 33-37946

Commissioners:

ML Life Insurance Company of New York (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2005, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT FILINGS:

FAM SERIES FUND, INC.
Mercury Balanced Capital Strategy Portfolio
Mercury Core Bond Strategy Portfolio
Mercury Fundamental Growth Strategy Portfolio
Mercury Global Allocation Strategy Portfolio
Mercury High Yield Portfolio
Mercury Intermediate Government Bond Portfolio
Mercury Large Cap Core Strategy Portfolio
Mercury Money Reserve Portfolio

FAM VARIABLE SERIES FUNDS, INC.
Mercury Basic Value V.I. Fund
Mercury Global Allocation V.I. Fund
Mercury Global Growth V.I. Fund
Mercury Index 500 V.I. Fund
Mercury International V.I. Fund
Mercury Large Cap Growth V.I. Fund
Mercury Large Cap Value V.I. Fund

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Mercury Value Opportunities V.I. Fund
Mercury Utilities and Telecommunications V.I. Fund

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Large Cap Growth Portfolio

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series

MLIG VARIABLE INSURANCE TRUST
Roszel/Delaware Trend Portfolio
Roszel/CCM Capital Appreciation Portfolio

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      ML Life Insurance Company of New York
                            1300 Merrill Lynch Drive
                          Pennington, New Jersey 08534
                  Home Office: 222 Broadway, New York, New York